Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	36
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$34,880,127.87	0.0826543	$17,214,463.88	0.0407926	$17,665,663.99
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$270,110,127.87	0.1814976	$252,444,463.88	0.1696273	$17,665,663.99

Weighted Avg. Coupon (WAC)	4.10%		4.11%
Weighted Avg. Remaining Maturity (WARM)	27.75		26.84
Pool Receivables Balance	$303,550,136.36		$285,665,639.88
Remaining Number of Receivables	33,705		32,948

Adjusted Pool Balance	$300,763,872.23		$283,098,208.24

III. COLLECTIONS

Principal:
Principal Collections	$17,557,482.61
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$349,161.89
Total Principal Collections	$17,906,644.50

Interest:
Interest Collections	$1,039,909.18
Late Fees & Other Charges	$55,472.38
Interest on Repurchase Principal	$-
Total Interest Collections	$1,095,381.56

Collection Account Interest	$211.43
Reserve Account Interest	$49.54
Servicer Advances	$-

Total Collections	$19,002,287.03

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	36
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$19,002,287.03
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,002,287.03

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$252,958.45	$-	$252,958.45	$252,958.45
Collection Account Interest					$211.43
Late Fees & Other Charges					$55,472.38
Total due to Servicer					$308,642.26

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$16,277.39		$16,277.39
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$118,277.39		$118,277.39	$118,277.39

3.First Priority Principal Distribution:		$-		$-	$-

4.Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5.Second Priority Principal Distribution:		$-		$-	$-

6.Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$18,499,531.13

7. Regular Principal Distribution Amount:					$17,665,663.99

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,665,663.99
Class A-4 Notes				$-
Class A Notes Total:		$17,665,663.99		$17,665,663.99
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$17,665,663.99		$17,665,663.99

8.Required Deposit to Reserve Account					0.00

9.Trustee Expenses					0.00

10.Remaining Available Collections Released to Certificateholder					833,867.14

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,786,264.13
Beginning Period Amount	$2,786,264.13
Current Period Amortization	$218,832.49
Ending Period Required Amount	$2,567,431.64
Ending Period Amount	$2,567,431.64
Next Distribution Date Amount	$2,358,469.39

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	36
30/360 Days	30
Actual/360 Days	31

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	10.19%	10.83%	10.83%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.81%	32,226	97.10%	$277,369,001.84
30 - 60 Days	1.65%	544	2.17%	$6,186,961.92
61 - 90 Days	0.45%	149	0.61%	$1,736,529.79
91-120 Days	0.08%	27	0.12%	$338,771.74
121 + Days	0.01%	2	0.01%	$34,374.59
Total		32,948		$285,665,639.88

Delinquent Receivables 30+ Days Past Due
Current Period	2.19%	722	2.90%	$8,296,638.04
1st Preceding Collection Period	2.03%	684	2.67%	$8,106,672.01
2nd Preceding Collection Period	1.92%	660	2.44%	$7,841,311.90
3rd Preceding Collection Period	1.87%	674	2.40%	$8,186,572.34
Four-Month Average	2.00%		2.60%

Repossession in Current Period		20		$226,556.44
Repossession Inventory		72		$95,125.89

Current Charge-Offs
Gross Principal of Charge-Offs				$327,013.87
Recoveries				$(349,161.89)
Net Loss				$(22,148.02)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.09%

Average Pool Balance for Current Period				$294,607,888.12

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.09%
1st Preceding Collection Period				0.01%
2nd Preceding Collection Period				1.11%
3rd Preceding Collection Period				0.38%
Four-Month Average				0.35%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		30	2,203	$32,645,661.33
Recoveries		35	1,968	$(20,251,096.75)
Net Loss				$12,394,564.58
Cumulative Net Loss as a % of Initial Pool Balance				0.80%

Net Loss for Receivables that have experienced a Net Loss *		24	1,837	$12,511,101.76
Average Net Loss for Receivables that have experienced a Net Loss				$6,810.62

Principal Balance of Extensions				$1,604,981.48
Number of Extensions				129

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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